Subsequent Events (Details) (USD $)	1 Months Ended	6 Months Ended		1 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 25, 2013	Jun. 27, 2013 Former Director	Mar. 21, 2013 Former Director	Sep. 30, 2013 CEO	May 03, 2016 CEO	May 03, 2015 CEO	May 03, 2014 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO	Sep. 30, 2013 Certain Directors, Officers and employees	Apr. 20, 2013 Certain Directors, Officers and employees	Mar. 21, 2014 Certain Directors, Officers and employees	Mar. 30, 2012 Certain Directors, Officers and employees	Aug. 31, 2013 Two Capesize Drybulk Vessels to be delivered in fourth quarter 2015 and first quarter 2016	Jul. 05, 2013 Two Capesize Drybulk Vessels to be delivered in fourth quarter 2015 and first quarter 2016	Jul. 10, 2013 Two Ultramax Drybulk Vessels to be delivered in 2015	Jul. 24, 2013 Marto	Aug. 30, 2013 Big Bang	Sep. 12, 2013 Big Fish	Sep. 12, 2013 Strange Attractor
Subequent Events [Line Items]
Purchase price																$ 95,960,000	$ 55,040,000
DWT																180,000	60,000
Number of shares issued				18,667
Payment of first installment to shipyard															28,788,000
Daily Management Fee																		750	750	750	750
Common Stock - Shares Issued	15,338,861
Proceeds from issuance of common stock	$ 80,064,000
Shares issued under share based compensation		12,000									239,333	90,667
Vested in period			12,000		9,334	9,333	9,333	9,334	9,333	9,333			239,333	90,667